Putnam Sustainable Future ETF
The fund's portfolio
5/31/25 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value
Beverages (1.8%)
Keurig Dr Pepper, Inc.	83,116	$2,798,516
Vita Coco Co., Inc. (The)(NON)	101,798	3,622,991

		6,421,507
Biotechnology (4.9%)
Alnylam Pharmaceuticals, Inc.(NON)	21,922	6,676,564
Argenx SE ADR (Netherlands)(NON)	3,247	1,861,375
Ascendis Pharma A/S ADR (Denmark)(NON)	14,513	2,363,297
BioMarin Pharmaceutical, Inc.(NON)	41,713	2,422,274
Regeneron Pharmaceuticals, Inc.	5,074	2,487,681
Ultragenyx Pharmaceutical, Inc.(NON)	58,764	1,999,739

		17,810,930
Capital markets (5.6%)
Coinbase Global, Inc. Class A(NON)	25,271	6,232,334
KKR & Co., Inc.	32,927	3,999,313
MSCI, Inc.	9,438	5,323,221
TPG, Inc.	97,433	4,689,450

		20,244,318
Commercial services and supplies (3.8%)
Casella Waste Systems, Inc. Class A(NON)	45,672	5,353,215
Cintas Corp.	9,337	2,114,831
Republic Services, Inc.	24,155	6,214,840

		13,682,886
Construction and engineering (1.9%)
Quanta Services, Inc.	20,095	6,883,743

		6,883,743
Consumer finance (1.2%)
Capital One Financial Corp.	23,039	4,357,827

		4,357,827
Consumer staples distribution and retail (1.7%)
Sprouts Farmers Market, Inc.(NON)	35,624	6,157,965

		6,157,965
Containers and packaging (0.5%)
Graphic Packaging Holding Co.	73,679	1,637,147

		1,637,147
Diversified consumer services (3.1%)
Bright Horizons Family Solutions, Inc.(NON)	32,477	4,196,028
Duolingo, Inc.(NON)	13,194	6,855,734

		11,051,762
Electric utilities (4.9%)
Constellation Energy Corp.	23,343	7,146,459
NextEra Energy, Inc.	71,451	5,047,299
NRG Energy, Inc.	34,710	5,411,289

		17,605,047
Electrical equipment (3.4%)
GE Vernova, Inc.	11,976	5,664,408
Vertiv Holdings Co. Class A	62,316	6,725,766

		12,390,174
Electronic equipment, instruments, and components (1.3%)
Trimble Inc.(NON)	66,884	4,766,823

		4,766,823
Financial services (4.2%)
HA Sustainable Infrastructure Capital, Inc.(R)	187,559	4,698,353
Mastercard, Inc. Class A	10,351	6,061,546
Toast, Inc. Class A(NON)	101,493	4,280,975

		15,040,874
Health care equipment and supplies (7.3%)
Edwards Lifesciences Corp.(NON)	33,086	2,587,987
IDEXX Laboratories, Inc.(NON)	12,280	6,304,061
Intuitive Surgical, Inc.(NON)	5,886	3,251,073
Penumbra, Inc.(NON)	19,081	5,094,055
ResMed, Inc.	24,662	6,037,011
Zimmer Biomet Holdings, Inc.	36,030	3,320,885

		26,595,072
Health care technology (0.4%)
Veeva Systems, Inc. Class A(NON)	5,694	1,592,612

		1,592,612
Hotels, restaurants, and leisure (4.3%)
CAVA Group, Inc.(NON)	44,556	3,621,066
Chipotle Mexican Grill, Inc.(NON)	89,720	4,493,178
First Watch Restaurant Group, Inc.(NON)	248,250	3,832,980
Life Time Group Holdings, Inc.(NON)	122,401	3,500,669

		15,447,893
Household durables (0.7%)
D.R. Horton, Inc.	19,892	2,348,450

		2,348,450
Interactive media and services (1.5%)
Pinterest, Inc. Class A(NON)	173,248	5,389,745

		5,389,745
IT Services (3.0%)
Accenture PLC Class A	12,483	3,954,864
Gartner, Inc.(NON)	15,528	6,776,730

		10,731,594
Leisure products (1.3%)
Hasbro, Inc.	70,335	4,692,048

		4,692,048
Life sciences tools and services (2.8%)
ICON PLC (Ireland)(NON)	21,313	2,776,658
Mettler-Toledo International, Inc.(NON)	3,450	3,986,544
Thermo Fisher Scientific, Inc.	8,626	3,474,725

		10,237,927
Machinery (3.3%)
Federal Signal Corp.	57,445	5,403,851
Xylem, Inc./NY	53,080	6,690,203

		12,094,054
Media (1.5%)
Trade Desk, Inc. (The) Class A(NON)	69,726	5,244,790

		5,244,790
Professional services (3.6%)
Planet Labs PBC(NON)	508,583	1,952,959
Verisk Analytics, Inc.	34,710	10,903,799

		12,856,758
Real estate management and development (1.1%)
FirstService Corp. (Canada)	21,719	3,809,404

		3,809,404
Semiconductors and semiconductor equipment (5.1%)
Applied Materials, Inc.	17,355	2,720,396
ASML Holding NV (NY Reg Shares) (Netherlands)	4,668	3,439,242
Broadcom, Inc.	14,412	3,488,713
First Solar, Inc.(NON)	15,731	2,486,756
Marvell Technology, Inc.	70,436	4,239,543
Qualcomm, Inc.	16,137	2,343,092

		18,717,742
Software (18.8%)
AppLovin Corp. Class A(NON)	32,274	12,683,679
Cadence Design Systems, Inc.(NON)	10,758	3,088,299
CrowdStrike Holdings, Inc. Class A(NON)	7,002	3,300,533
Datadog, Inc. Class A(NON)	69,726	8,219,301
DocuSign, Inc.(NON)	39,277	3,480,335
GitLab, Inc. Class A(NON)	83,833	3,815,240
Guidewire Software, Inc.(NON)	22,430	4,822,899
HubSpot, Inc.(NON)	10,453	6,166,225
Roper Technologies, Inc.	10,047	5,729,503
Samsara, Inc. Class A(NON)	67,290	3,131,677
ServiceNow, Inc.(NON)	6,799	6,874,401
ServiceTitan, Inc. Class A(NON)	21,653	2,396,338
Vertex, Inc. Class A(NON)	111,097	4,396,108

		68,104,538
Specialized REITs (0.5%)
American Tower Corp.(R)	8,322	1,786,317

		1,786,317
Technology hardware, storage, and peripherals (1.5%)
Seagate Technology Holdings PLC	45,658	5,384,905

		5,384,905
Textiles, apparel, and luxury goods (2.4%)
Lululemon Athletica, Inc.(NON)	12,326	3,903,274
On Holding AG Class A (Switzerland)(NON)	82,818	4,918,561

		8,821,835

Total common stocks (cost $316,157,160)		$351,906,687

SHORT-TERM INVESTMENTS (2.6%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.03%(AFF)	9,255,439	$9,255,439

Total short-term investments (cost $9,255,439)		$9,255,439
TOTAL INVESTMENTS

Total investments (cost $325,412,599)		$361,162,126

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through May 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Sustainable Future ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF that operates pursuant to an exemptive order from the SEC.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $361,146,495.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/25
Short-term investments
	Putnam Government Money Market Fund Class P†	$11,698,047	$107,252,168	$109,694,776	$232,649	$9,255,439

	Total Short-term investments	$11,698,047	$107,252,168	$109,694,776	$232,649	$9,255,439
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$10,634,535	$—	$—
Consumer discretionary	42,361,988	—	—
Consumer staples	12,579,472	—	—
Financials	39,643,019	—	—
Health care	56,236,541	—	—
Industrials	57,907,615	—	—
Information technology	107,705,602	—	—
Materials	1,637,147	—	—
Real estate	5,595,721	—	—
Utilities	17,605,047	—	—

Total common stocks	351,906,687	—	—
Short-term investments	9,255,439	—	—

Totals by level	$361,162,126	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com